Tax Matters - Summary of tax-effected temporary differences which result in deferred income tax assets and (liabilities) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ (92.9)	$ 0.0
Deferred tax expense (income) recognised in profit or loss	4.0	(100.7)
Income tax relating to components of other comprehensive income	(7.8)	7.8
Ending balance	(96.7)	(92.9)
Accounting Reserves [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2.6	4.0
Deferred tax expense (income) recognised in profit or loss	(0.4)	(1.4)
Income tax relating to components of other comprehensive income	0.0	0.0
Ending balance	2.2	2.6
Inventory Reserve [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3.5)	(4.1)
Deferred tax expense (income) recognised in profit or loss	3.4	0.6
Income tax relating to components of other comprehensive income	0.0	0.0
Ending balance	(0.1)	(3.5)
Defined benefit pension - past service costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	12.6
Ending balance	12.6
Other post-employment benefits - past service costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.0
Deferred tax expense (income) recognised in profit or loss	1.0
Income tax relating to components of other comprehensive income	0.0
Ending balance	1.0	0.0
Non Capital Tax Loss Carryforward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.0	98.2
Deferred tax expense (income) recognised in profit or loss		(98.2)
Income tax relating to components of other comprehensive income		0.0
Ending balance		0.0
Capital Tax Loss Carryforward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1.9	0.2
Deferred tax expense (income) recognised in profit or loss	0.2	1.7
Income tax relating to components of other comprehensive income	0.0	0.0
Ending balance	2.1	1.9
Property Plant And Equipment And Intangible Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(144.4)	(151.3)
Deferred tax expense (income) recognised in profit or loss	(6.5)	6.9
Income tax relating to components of other comprehensive income	0.0	0.0
Ending balance	(150.9)	(144.4)
Unrealized exchange loss (gain) on US dollar debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.9	1.2
Deferred tax expense (income) recognised in profit or loss	(1.2)	(0.3)
Income tax relating to components of other comprehensive income	0.0	0.0
Ending balance	(0.3)	0.9
Governmental Loans Benefit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(10.3)	0.0
Deferred tax expense (income) recognised in profit or loss	(8.1)	(10.3)
Income tax relating to components of other comprehensive income	0.0	0.0
Ending balance	(18.4)	(10.3)
Financing Expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.0	(1.0)
Deferred tax expense (income) recognised in profit or loss	0.5	1.0
Income tax relating to components of other comprehensive income	0.0	0.0
Ending balance	0.5	0.0
Deferred Revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	48.7	50.2
Deferred tax expense (income) recognised in profit or loss	2.8	(1.5)
Income tax relating to components of other comprehensive income	0.0	0.0
Ending balance	51.5	48.7
SRED Expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(0.1)	2.4
Deferred tax expense (income) recognised in profit or loss	0.0	(2.5)
Income tax relating to components of other comprehensive income	0.0	0.0
Ending balance	(0.1)	(0.1)
Transaction Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	5.1	0.0
Deferred tax expense (income) recognised in profit or loss	(1.2)	5.1
Ending balance	3.9	5.1
Unrealized Loss On Cash Flow Hedges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	6.5	0.0
Deferred tax expense (income) recognised in profit or loss	1.3	(1.3)
Income tax relating to components of other comprehensive income	(7.8)	7.8
Ending balance	0.0	6.5
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(0.3)	0.2
Deferred tax expense (income) recognised in profit or loss	(0.4)	(0.5)
Income tax relating to components of other comprehensive income	0.0	0.0
Ending balance	$ (0.7)	$ (0.3)